SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING

20. SEGMENT REPORTING

Operating segments are components of an enterprise for which separate financial information is available and are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments based on its major lines of businesses: laboratory services and manufacturing services. The laboratory services segment provides services for pharmaceutical, biotechnology and medical device companies. The manufacturing services segment produces advanced intermediates and active pharmaceutical ingredients (“APIs”) for use by pharmaceutical companies in preclinical and clinical trials of small-molecule products and for commercial products, as well as the production of biologics. Each operating segment derives its revenues from the sale of services or products, and each is the responsibility of a member of the senior management of the Company who has knowledge of product- and service-specific operational risks and opportunities. The Company’s chief operating decision makers have been identified as the Board of Directors, which reviews the results of the two operating segments when making decisions about allocating resources and assessing the performance of the Company.

In the first quarter of 2012, the Company implemented a change in the reporting of Process Chemistry revenues, including them in Manufacturing Services, while they were previously recorded in Laboratory Services. Process Chemistry develops processes for making APIs and is more closely related to manufacturing services. These revenues amounted to $15.9 million and $20.4 million and cost of revenues amounted to $8.7 million and $12.7 million for fiscal years 2010 and 2011, respectively. These amounts were included in Laboratory Services in previous periods and have been reclassified on the accompanying financial statements to conform to current-year classification. This change had no effect on the reported amounts of total revenues, gross margin, net income or cash flow from operations for any period presented.

The following table summarizes the selected revenue and expense information for each reportable segment:

Years Ended December 31:
	Laboratory Services	Manufacturing Services	Total
2010
Net revenues from external customers	$278,908	$55,153	$334,061
Cost of revenues	(166,436)	(40,033)	(206,469)

Gross profit	$112,472	$15,120	$127,592

2011	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$311,638	$95,539	$407,177
Cost of revenues	(184,882)	(65,851)	(250,733)

Gross profit	$126,756	$29,688	$156,444

2012	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$382,890	117,022	$499,912
Cost of revenues	(235,148)	(81,526)	(316,674)

Gross profit	$147,742	35,496	$183,238

The following table summarizes the Company’s revenues by geographic region determined according to the location of customers:

	Year Ended December 31,
	2010	2011	2012
United States	$239,028	$271,346	$328,301
Europe	42,167	44,730	82,531
Other countries	52,965	91,383	89,508

Gross revenues	$334,160	$407,459	$500,340
Sales tax	(99)	(282)	(428)

Net revenues	$334,061	$407,177	$499,912

The following table summarizes the Company’s net revenues generated from business lines:

	Year Ended December 31,
	2010	2011	2012
Discovery Services*	$183,604	$196,399	$231,908
Development Services*	19,814	34,946	61,335
U.S. Testing Services	75,490	80,293	89,647
Manufacturing Services	55,153	95,539	117,022

Net revenues	$334,061	$407,177	$499,912

* Discovery Services and Development Services combined were reported as China-Based Laboratory Services in the Company’s quarterly earnings releases, which are filled on Form 6-K.

The following table summarizes the Company’s long-lived assets by geographic region determined according to the location of the assets:

	December 31,
	2011	2012
PRC	$227,513	$246,816
United States	18,181	17,565

Total	$245,694	$264,381